Loans and borrowings	12 Months Ended
Dec. 31, 2024
Loans and borrowings.
Loans and borrowings

19 Loans and borrowings

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Non-current liabilitie
Borrowings from a non-controlling interest shareholder	7,215	6,533	4,310

Current liabilities
Current portion of borrowings from a non-controlling interest shareholder	—	726	2,155
Other borrowings (i)	—	—	564,800

	—	726	566,955

(i)

During the year ended December 31, 2024, the Group obtained certain bank facilities repayable in form of letters of credit to a bank with aggregate amounts of RMB575,578,000 and interest rate ranging from 2.066% to 2.2%. The letters of credit have a maturity less than 12 months as at December 31, 2024.